Schedule of Investments (unaudited) December 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	9,900	$170,079

Airlines — 0.7%
ANA Holdings Inc.	11,000	368,640
Japan Airlines Co. Ltd.	11,000	343,842

		712,482

Auto Components — 2.7%
Aisin Seiki Co. Ltd.	5,500	205,981
Bridgestone Corp.	18,700	700,336
Daikyonishikawa Corp.	1,100	8,654
Denso Corp.	13,200	603,186
Koito Manufacturing Co. Ltd.	3,300	154,865
NGK Spark Plug Co. Ltd.	4,400	86,401
Nifco Inc./Japan	2,200	60,732
Stanley Electric Co. Ltd.	4,400	128,751
Sumitomo Electric Industries Ltd.	23,100	351,150
Sumitomo Rubber Industries Ltd.	5,500	67,665
Topre Corp.	1,100	17,926
Toyoda Gosei Co. Ltd.	2,200	55,569
Toyota Boshoku Corp.	2,200	35,730
Toyota Industries Corp.	4,400	256,287
TPR Co. Ltd.	1,100	21,884
TS Tech Co. Ltd.	1,100	34,668
Yokohama Rubber Co. Ltd. (The)	3,300	64,709

		2,854,494

Automobiles — 4.3%
Honda Motor Co. Ltd.	48,400	1,380,185
Isuzu Motors Ltd.	17,600	210,374
Mazda Motor Corp.	18,700	161,404
Subaru Corp.	18,700	466,919
Suzuki Motor Corp.	12,100	508,495
Toyota Motor Corp.	23,184	1,645,654
Yamaha Motor Co. Ltd.	8,800	178,389

		4,551,420

Banks — 5.5%
Aozora Bank Ltd.	3,300	87,787
Chiba Bank Ltd. (The)	20,900	121,736
Concordia Financial Group Ltd.	36,300	150,979
Mebuki Financial Group Inc.	30,800	79,356
Mitsubishi UFJ Financial Group Inc.	308,000	1,681,211
Mizuho Financial Group Inc.	825,000	1,277,640
Resona Holdings Inc.	66,000	290,904
Seven Bank Ltd.	19,800	65,226
Shinsei Bank Ltd.	4,400	67,817
Sumitomo Mitsui Financial Group Inc.	40,700	1,512,276
Sumitomo Mitsui Trust Holdings Inc.	12,104	483,046

		5,817,978

Beverages — 1.3%
Asahi Group Holdings Ltd.	13,200	605,251
Kirin Holdings Co. Ltd.	26,400	580,593
Suntory Beverage & Food Ltd.	4,400	184,017

		1,369,861

Biotechnology — 0.2%
PeptiDream Inc.(a)	3,300	170,048

Building Products — 1.6%
AGC Inc./Japan	5,500	198,896
Aica Kogyo Co. Ltd.	2,200	73,384

Security	Shares	Value

Building Products (continued)
Daikin Industries Ltd.	8,100	$1,151,553
Nichias Corp.	2,200	56,379
Sanwa Holdings Corp.	5,500	62,199
TOTO Ltd.	4,400	187,863

		1,730,274

Capital Markets — 1.2%
Daiwa Securities Group Inc.	48,400	246,287
Japan Exchange Group Inc.	17,600	312,565
Matsui Securities Co. Ltd.	3,300	26,297
Nomura Holdings Inc.	106,700	553,161
SBI Holdings Inc./Japan	6,600	140,593

		1,278,903

Chemicals — 4.6%
Air Water Inc.	5,500	80,975
Asahi Kasei Corp.	40,700	462,147
Daicel Corp.	8,800	84,943
Denka Co. Ltd.	2,200	66,197
DIC Corp.	2,200	61,440
Hitachi Chemical Co. Ltd.	2,200	92,616
JSR Corp.	5,500	101,827
Kansai Paint Co. Ltd.	6,600	162,578
Kuraray Co. Ltd.	9,900	121,251
Mitsubishi Chemical Holdings Corp.	40,700	306,163
Mitsubishi Gas Chemical Co. Inc.	5,500	84,721
Mitsui Chemicals Inc.	5,500	135,634
Nippon Paint Holdings Co. Ltd.	5,100	264,679
Nissan Chemical Corp.	3,300	139,531
Nitto Denko Corp.	4,400	250,214
NOF Corp.	2,200	73,890
Shin-Etsu Chemical Co. Ltd.	10,500	1,165,217
Showa Denko KK	4,400	117,374
Sumitomo Chemical Co. Ltd.	46,200	211,710
Taiyo Nippon Sanso Corp.	5,500	122,880
Teijin Ltd.	5,500	103,497
Tokai Carbon Co. Ltd.(b)	6,600	66,501
Tokuyama Corp.	2,200	57,958
Toray Industries Inc.	44,000	300,054
Tosoh Corp.	8,800	137,253
Ube Industries Ltd.	3,300	72,240

		4,843,490

Commercial Services & Supplies — 0.8%
Park24 Co. Ltd.	3,300	81,046
Pilot Corp.	1,100	44,739
Secom Co. Ltd.	6,600	593,772
Sohgo Security Services Co. Ltd.	2,200	119,844

		839,401

Construction & Engineering — 1.4%
COMSYS Holdings Corp.	3,300	95,197
Hazama Ando Corp.	5,500	48,180
Kajima Corp.	15,400	206,609
Kumagai Gumi Co. Ltd.	1,100	33,706
Kyowa Exeo Corp.	3,300	84,022
Kyudenko Corp.	1,100	32,744
Maeda Corp.	4,400	43,281
Nippo Corp.	2,200	47,654
Nishimatsu Construction Co. Ltd.	1,100	25,001
Obayashi Corp.	19,800	221,731
Penta-Ocean Construction Co. Ltd.	7,700	47,968
Shimizu Corp.	19,800	203,329

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Sumitomo Mitsui Construction Co. Ltd.	4,420	$25,827
Taisei Corp.	6,600	276,025
Toda Corp.	7,700	51,440
Tokyu Construction Co. Ltd.	2,200	15,810

		1,458,524

Construction Materials — 0.1%
Taiheiyo Cement Corp.	4,400	130,168

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	4,400	69,922
Orient Corp.	16,500	25,052

		94,974

Distributors — 0.0%
PALTAC Corp.	1,100	53,039

Diversified Financial Services — 0.9%
Financial Products Group Co. Ltd.	2,200	21,317
Fuyo General Lease Co. Ltd.	1,100	74,599
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,400	100,045
ORIX Corp.	38,500	641,578
Tokyo Century Corp.	1,100	59,213
Zenkoku Hosho Co. Ltd.	1,100	47,067

		943,819

Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	61,600	1,562,744

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	18,700	265,250
Kansai Electric Power Co. Inc. (The)	23,100	268,783
Kyushu Electric Power Co. Inc.	12,100	105,217
Tohoku Electric Power Co. Inc.	15,400	153,327

		792,577

Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	3,300	101,574
Furukawa Electric Co. Ltd.	2,200	57,088
Mitsubishi Electric Corp.	61,600	849,391
Nidec Corp.	7,200	994,120
Nissin Electric Co. Ltd.	1,100	13,725

		2,015,898

Electronic Equipment, Instruments & Components — 6.1%
Alps Alpine Co. Ltd.	5,500	126,119
Azbil Corp.	3,300	93,678
Hamamatsu Photonics KK	4,400	181,992
Hirose Electric Co. Ltd.	1,107	142,914
Hitachi High-Technologies Corp.	2,200	156,687
Hitachi Ltd.	29,700	1,264,249
Horiba Ltd.	1,100	74,194
Keyence Corp.	4,544	1,609,373
Kyocera Corp.	8,800	605,696
Murata Manufacturing Co. Ltd.	17,900	1,111,142
Omron Corp.	5,500	324,914
Shimadzu Corp.	7,700	243,736
Taiyo Yuden Co. Ltd.	2,200	67,918
TDK Corp.	3,300	376,232
Yokogawa Electric Corp.	5,500	97,626

		6,476,470

Energy Equipment & Services — 0.0%
Modec Inc.	1,100	26,975

Security	Shares	Value

Entertainment — 2.2%
Capcom Co. Ltd.	3,300	$92,008
COLOPL Inc.	2,200	23,483
Daiichikosho Co. Ltd.	1,100	57,999
DeNA Co. Ltd.	3,300	53,292
GungHo Online Entertainment Inc.(a)	1,190	25,360
Konami Holdings Corp.	2,200	90,794
Nexon Co. Ltd.(a)	17,600	234,829
Nintendo Co. Ltd.	3,800	1,537,483
Square Enix Holdings Co. Ltd.	2,200	109,924
Toho Co. Ltd./Tokyo	3,300	138,012

		2,363,184

Food & Staples Retailing — 2.2%
Aeon Co. Ltd.	23,300	483,581
Ain Holdings Inc.	1,100	70,145
Cosmos Pharmaceutical Corp.	300	62,278
Create SD Holdings Co. Ltd.	1,100	28,301
FamilyMart Co. Ltd.	4,400	106,280
Kobe Bussan Co. Ltd.	2,200	75,914
Kusuri no Aoki Holdings Co. Ltd.	700	44,058
Lawson Inc.	1,100	62,655
Matsumotokiyoshi Holdings Co. Ltd.	2,200	85,733
Seven & i Holdings Co. Ltd.	23,100	850,879
Sugi Holdings Co. Ltd.	1,100	58,302
Sundrug Co. Ltd.	2,200	80,064
Tsuruha Holdings Inc.	1,100	141,909
Welcia Holdings Co. Ltd.	1,600	102,324
Yaoko Co. Ltd.	1,100	56,480

		2,308,903

Food Products — 1.7%
Ajinomoto Co. Inc.	13,200	220,455
Ariake Japan Co. Ltd.	300	22,443
Calbee Inc.	3,300	107,950
Ezaki Glico Co. Ltd.	2,200	98,486
Kewpie Corp.	3,300	74,487
Kikkoman Corp.	4,400	217,419
Maruha Nichiro Corp.	1,100	28,291
MEIJI Holdings Co. Ltd.	3,300	224,099
Morinaga & Co. Ltd./Japan	1,100	53,039
NH Foods Ltd.	2,200	91,300
Nichirei Corp.	3,300	77,433
Nippon Suisan Kaisha Ltd.	8,800	52,796
Nissin Foods Holdings Co. Ltd.	2,200	164,380
Toyo Suisan Kaisha Ltd.	3,300	140,594
Yakult Honsha Co. Ltd.	4,400	244,141

		1,817,313

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	12,100	232,814
Tokyo Gas Co. Ltd.	12,100	295,221

		528,035

Health Care Equipment & Supplies — 2.7%
Asahi Intecc Co. Ltd.	6,600	194,341
Hoya Corp.	12,100	1,163,515
Nihon Kohden Corp.	2,200	61,339
Olympus Corp.	34,100	529,974
Sysmex Corp.	4,600	315,301
Terumo Corp.	17,600	629,179

		2,893,649

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	6,600	135,310

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Japan Lifeline Co. Ltd.	2,200	$30,224
Medipal Holdings Corp.	6,600	146,545
Ship Healthcare Holdings Inc.	1,100	51,116

		363,195

Health Care Technology — 0.4%
M3 Inc.	13,200	401,435

Hotels, Restaurants & Leisure — 1.2%
Komeda Holdings Co. Ltd.	1,100	21,519
McDonald’s Holdings Co. Japan Ltd.	2,200	106,078
Oriental Land Co. Ltd./Japan	6,600	903,685
Resorttrust Inc.	2,200	37,552
Skylark Holdings Co. Ltd.(b)	6,600	129,662
Zensho Holdings Co. Ltd.	3,300	74,973

		1,273,469

Household Durables — 3.6%
Casio Computer Co. Ltd.	5,500	110,886
Fujitsu General Ltd.	2,200	49,780
Haseko Corp.	7,700	104,225
Iida Group Holdings Co. Ltd.	4,400	77,696
Nikon Corp.	9,900	122,435
Panasonic Corp.	70,400	666,913
Pressance Corp.	1,100	13,543
Rinnai Corp.	1,100	86,542
Sekisui Chemical Co. Ltd.	13,200	231,266
Sekisui House Ltd.	20,900	448,771
Sony Corp.	26,400	1,797,896
Starts Corp. Inc.	1,100	28,189
Sumitomo Forestry Co. Ltd.	4,400	65,388

		3,803,530

Household Products — 0.6%
Lion Corp.	7,700	150,564
Pigeon Corp.	3,300	121,918
Unicharm Corp.	12,100	411,962

		684,444

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,400	107,171

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	3,300	160,939
TOKAI Holdings Corp.	3,300	33,372

		194,311

Insurance — 2.9%
Dai-ichi Life Holdings Inc.	34,100	569,981
MS&AD Insurance Group Holdings Inc.	16,500	548,254
Sompo Holdings Inc.	11,000	435,243
Sony Financial Holdings Inc.	4,400	106,401
T&D Holdings Inc.	18,700	240,041
Tokio Marine Holdings Inc.	22,000	1,238,721

		3,138,641

Interactive Media & Services — 0.5%
Dip Corp.	1,100	32,744
Kakaku.com Inc.	4,400	113,082
Mixi Inc.	1,100	20,952
Z Holdings Corp.	82,500	349,966

		516,744

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.(a)	27,500	236,600

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
ZOZO Inc.	3,600	$69,134

		305,734

IT Services — 2.0%
Digital Garage Inc.	1,100	46,409
Fujitsu Ltd.	5,500	519,761
GMO Payment Gateway Inc.	1,100	75,712
Itochu Techno-Solutions Corp.	2,200	62,250
NEC Corp.	6,800	282,825
Nihon Unisys Ltd.	2,200	69,335
Nomura Research Institute Ltd.	9,964	214,363
NS Solutions Corp.	1,100	36,439
NTT Data Corp.	16,500	222,733
Obic Co. Ltd.	2,200	298,799
Otsuka Corp.	3,300	132,850
SCSK Corp.	1,100	57,391
TIS Inc.	2,200	130,168

		2,149,035

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	6,600	402,711
Shimano Inc.	2,200	359,733
Tomy Co. Ltd.	2,200	28,685
Yamaha Corp.	3,300	184,624

		975,753

Machinery — 5.6%
Amada Holdings Co. Ltd.	7,700	88,567
Daifuku Co. Ltd.	3,300	202,236
DMG Mori Co. Ltd.	4,400	68,424
FANUC Corp.	5,900	1,103,722
Harmonic Drive Systems Inc.(b)	1,100	53,343
Hino Motors Ltd.	7,700	82,332
Hitachi Construction Machinery Co. Ltd.	2,200	66,501
IHI Corp.	4,400	104,215
JTEKT Corp.	6,600	79,012
Kawasaki Heavy Industries Ltd.	4,400	97,494
Komatsu Ltd.	27,500	668,553
Kubota Corp.	33,000	524,113
Makita Corp.	7,700	269,952
MINEBEA MITSUMI Inc.	11,000	230,476
MISUMI Group Inc.	7,700	192,863
Mitsubishi Heavy Industries Ltd.	9,900	386,981
Nabtesco Corp.	3,300	99,144
NGK Insulators Ltd.	7,700	134,905
NSK Ltd.	12,100	115,906
OSG Corp.	3,300	63,464
SMC Corp./Japan	1,900	879,236
Sumitomo Heavy Industries Ltd.	3,300	95,045
Takeuchi Manufacturing Co. Ltd.	1,100	16,661
THK Co. Ltd.	3,300	90,126
Yaskawa Electric Corp.	6,600	253,251

		5,966,522

Media — 0.5%
CyberAgent Inc.	3,300	115,845
Dentsu Inc.	6,600	229,262
Hakuhodo DY Holdings Inc.	8,800	143,165
Nippon Television Holdings Inc.	5,500	73,991

		562,263

Metals & Mining — 1.0%
Dowa Holdings Co. Ltd.	1,100	41,247
Hitachi Metals Ltd.	6,600	97,960

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
JFE Holdings Inc.	17,625	$228,837
Nippon Light Metal Holdings Co. Ltd.	15,400	33,443
Nippon Steel Corp.	27,504	418,602
Sumitomo Metal Mining Co. Ltd.	7,700	251,105

		1,071,194

Multiline Retail — 0.7%
Izumi Co. Ltd.	1,100	39,830
J Front Retailing Co. Ltd.	7,700	108,406
Marui Group Co. Ltd.	5,500	135,027
Pan Pacific International Holdings Corp.	14,300	238,300
Ryohin Keikaku Co. Ltd.	8,800	206,973
Seria Co. Ltd.	1,100	30,062

		758,598

Oil, Gas & Consumable Fuels — 1.0%
Cosmo Energy Holdings Co. Ltd.	2,200	50,913
Idemitsu Kosan Co. Ltd.	6,600	184,017
Inpex Corp.	33,000	345,107
Iwatani Corp.	1,100	37,603
JXTG Holdings Inc.	95,700	438,454

		1,056,094

Paper & Forest Products — 0.1%
Oji Holdings Corp.	25,300	138,518

Personal Products — 2.3%
Kao Corp.	14,300	1,187,555
Kobayashi Pharmaceutical Co. Ltd.	1,800	153,540
Kose Corp.	1,100	161,951
Pola Orbis Holdings Inc.	2,200	52,917
Shiseido Co. Ltd.	12,100	866,457

		2,422,420

Pharmaceuticals — 6.6%
Astellas Pharma Inc.	53,940	928,160
Chugai Pharmaceutical Co. Ltd.	6,600	612,174
Daiichi Sankyo Co. Ltd.	17,603	1,170,780
Eisai Co. Ltd.	7,100	535,987
Hisamitsu Pharmaceutical Co. Inc.	2,200	108,305
Kaken Pharmaceutical Co. Ltd.	1,100	61,136
Kyowa Kirin Co. Ltd.	6,600	156,262
Mitsubishi Tanabe Pharma Corp.	7,700	142,274
Nippon Shinyaku Co. Ltd.	1,300	113,283
Ono Pharmaceutical Co. Ltd.	14,300	329,226
Otsuka Holdings Co. Ltd.	11,000	494,253
Santen Pharmaceutical Co. Ltd.	11,000	211,143
Sawai Pharmaceutical Co. Ltd.	1,100	70,044
Shionogi & Co. Ltd.	7,700	479,465
Sumitomo Dainippon Pharma Co. Ltd.	4,400	86,239
Takeda Pharmaceutical Co. Ltd.	38,500	1,534,686

		7,033,417

Professional Services — 2.1%
Benefit One Inc.	2,200	45,771
en-japan Inc.	1,100	48,332
Meitec Corp.	1,100	62,250
Nihon M&A Center Inc.	4,400	152,436
Outsourcing Inc.	3,300	35,164
Persol Holdings Co. Ltd.	5,500	103,800
Recruit Holdings Co. Ltd.	41,800	1,576,611
SMS Co. Ltd.	2,200	61,238
TechnoPro Holdings Inc.	1,100	77,433

Security	Shares	Value

Professional Services (continued)
UT Group Co. Ltd.	1,100	$33,301

		2,196,336

Real Estate Management & Development — 3.4%
Aeon Mall Co. Ltd.	3,300	58,849
Daito Trust Construction Co. Ltd.	2,200	272,887
Daiwa House Industry Co. Ltd.	18,700	583,326
Hulic Co. Ltd.	13,200	159,845
Ichigo Inc.	7,700	32,664
Mitsubishi Estate Co. Ltd.	42,900	824,841
Mitsui Fudosan Co. Ltd.	30,800	757,282
Nomura Real Estate Holdings Inc.	3,300	79,558
Open House Co. Ltd.	2,200	63,363
Relo Group Inc.	3,300	92,616
Sumitomo Realty & Development Co. Ltd.	13,200	463,017
Tokyo Tatemono Co. Ltd.	6,600	103,790
Tokyu Fudosan Holdings Corp.	16,500	114,631

		3,606,669

Road & Rail — 4.6%
Central Japan Railway Co.	5,200	1,052,680
East Japan Railway Co.	11,000	997,819
Hankyu Hanshin Holdings Inc.	7,700	331,594
Hitachi Transport System Ltd.	1,100	31,125
Keio Corp.	3,300	200,718
Keisei Electric Railway Co. Ltd.	4,400	171,668
Kintetsu Group Holdings Co. Ltd.	5,500	299,609
Nagoya Railroad Co. Ltd.	6,600	205,880
Nippon Express Co. Ltd.	2,200	129,966
Odakyu Electric Railway Co. Ltd.	8,800	206,568
Sankyu Inc.	1,100	55,671
Seibu Holdings Inc.	8,800	145,351
Sotetsu Holdings Inc.	2,200	60,023
Tobu Railway Co. Ltd.	6,600	240,193
Tokyu Corp.	15,400	286,106
West Japan Railway Co.	5,500	477,805

		4,892,776

Semiconductors & Semiconductor Equipment — 1.9%
Advantest Corp.	4,400	249,404
Disco Corp.	1,000	238,325
Lasertec Corp.	2,200	112,556
Renesas Electronics Corp.(a)	29,700	204,969
SCREEN Holdings Co. Ltd.	1,100	75,813
SUMCO Corp.	7,700	129,378
Tokyo Electron Ltd.	4,100	902,623
Tokyo Seimitsu Co. Ltd.	1,100	43,119
Ulvac Inc.	1,100	43,980

		2,000,167

Software — 0.2%
Oracle Corp. Japan	1,100	100,713
Trend Micro Inc./Japan(a)	2,400	123,672

		224,385

Specialty Retail — 1.4%
ABC-Mart Inc.	1,100	75,307
Bic Camera Inc.	3,300	37,836
Fast Retailing Co. Ltd.	800	478,491
Hikari Tsushin Inc.	600	151,442
K’s Holdings Corp.	5,500	72,422
Nitori Holdings Co. Ltd.	2,300	364,550
Nojima Corp.	1,100	23,119
Shimamura Co. Ltd.	1,100	84,214

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
United Arrows Ltd.	1,100	$31,277
USS Co. Ltd.	6,600	125,471
Workman Co. Ltd.	600	56,260

		1,500,389

Technology Hardware, Storage & Peripherals — 1.3%
Brother Industries Ltd.	7,700	160,908
Canon Inc.	33,050	908,248
Elecom Co. Ltd.	1,100	44,739
Konica Minolta Inc.	13,200	86,603
Seiko Epson Corp.	7,700	117,263
Toshiba TEC Corp.	1,100	45,751

		1,363,512

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	1,100	81,178

Tobacco — 0.7%
Japan Tobacco Inc.	35,200	787,890

Trading Companies & Distributors — 4.4%
ITOCHU Corp.	41,800	974,853
Kanamoto Co. Ltd.	1,100	28,554
Kanematsu Corp.	2,200	29,819
Marubeni Corp.	63,800	475,880
Mitsubishi Corp.	42,900	1,144,789
Mitsui & Co. Ltd.	52,800	945,469
MonotaRO Co. Ltd.	4,400	118,346
Sojitz Corp.	33,000	106,887
Sumitomo Corp.	38,500	575,330
Toyota Tsusho Corp.	6,600	234,424

		4,634,351

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	2,200	123,285

Security	Shares	Value

Wireless Telecommunication Services — 3.6%
KDDI Corp.	45,100	$1,349,991
NTT DOCOMO Inc.	44,000	1,230,016
SoftBank Group Corp.	28,600	1,251,637

		3,831,644

Total Common Stocks — 99.7% (Cost: $92,613,699)		105,969,772

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	269,109	269,217
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	50,774	50,774

		319,991

Total Short-Term Investments — 0.3% (Cost: $319,980)		319,991

Total Investments in Securities — 100.0% (Cost: $92,933,679)		106,289,763

Other Assets, Less Liabilities — (0.0)%		(29,682)

Net Assets — 100.0%		$106,260,081

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	534,817	(265,708)	269,109	$269,217	$5,168	(a)	$52	$(37)
BlackRock Cash Funds: Treasury, SL Agency Shares	46,049	4,725	50,774	50,774	823		—	—

				$319,991	$5,991		$52	$(37)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	17	03/12/20	$269	$(764)

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® JPX-Nikkei 400 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$105,969,772	$—	$—	$105,969,772
Money Market Funds	319,991	—	—	319,991

	$106,289,763	$—	$—	$106,289,763

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(764)	$—	$—	$(764)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.